Property, Plant and Equipment - Disclosure of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 78,846	$ 71,673	$ 23,712
Additions to tangible assets	2,844	15,682	50,082
Disposal of tangible assets	(1,706)	(2)	(118)
Reclassification	(93)	63	(76)
Depreciation expense	(11,171)	(7,275)	(3,141)
Translation adjustments	(989)	(1,296)	1,215
Assets held for sale	(4,110)
Ending balance	63,621	78,846	71,673
Gross value at end of period	96,454	105,965	93,043
Accumulated depreciation and impairment at end of period	(32,832)	(27,119)	(21,370)
Land and Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,733	16,765	3,330
Additions to tangible assets	56	2,956	5,248
Disposal of tangible assets	(3)	0	4
Reclassification	(1,359)	(1,694)	8,258
Depreciation expense	(1,944)	(2,442)	(817)
Translation adjustments	(646)	(852)	742
Assets held for sale	(1,517)
Ending balance	9,321	14,733	16,765
Gross value at end of period	17,742	22,426	22,518
Accumulated depreciation and impairment at end of period	(8,421)	(7,693)	(5,752)
Technical Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	58,072	4,436	3,160
Additions to tangible assets	311	5,352	2,034
Disposal of tangible assets	(193)	0	(122)
Reclassification	4,211	52,577	692
Depreciation expense	(8,516)	(4,065)	(1,464)
Translation adjustments	(220)	(228)	136
Assets held for sale	(2,593)
Ending balance	51,072	58,072	4,436
Gross value at end of period	72,847	75,511	17,381
Accumulated depreciation and impairment at end of period	(21,775)	(17,440)	(12,946)
Fixtures, Fittings and Other Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,056	3,171	2,435
Additions to tangible assets	364	1,339	854
Disposal of tangible assets	(453)	0	0
Reclassification	28	(612)	670
Depreciation expense	(711)	(767)	(861)
Translation adjustments	(7)	(75)	73
Assets held for sale	0
Ending balance	2,277	3,056	3,171
Gross value at end of period	4,914	5,043	5,843
Accumulated depreciation and impairment at end of period	(2,637)	(1,987)	(2,672)
Assets Under Construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,985	47,301	14,787
Additions to tangible assets	2,113	6,035	41,946
Disposal of tangible assets	(1,057)	(2)	0
Reclassification	(2,973)	(50,208)	(9,696)
Depreciation expense	0	0	0
Translation adjustments	(116)	(141)	264
Assets held for sale	0
Ending balance	952	2,985	47,301
Gross value at end of period	952	2,985	47,301
Accumulated depreciation and impairment at end of period	$ 0	$ 0	$ 0